Federated Hermes MDT Mid Cap Growth Fund
Portfolio of Investments
January 31, 2023 (unaudited)
Shares			Value
		COMMON STOCKS—98.0%
		Communication Services—3.4%
760,081	[1]	Altice USA, Inc.	$ 3,724,397
1,947		Cable One, Inc.	1,537,896
14,945	[1]	Match Group, Inc.	808,823
97,537	[1]	Spotify Technology SA	10,994,371
		TOTAL	17,065,487
		Consumer Discretionary—15.1%
1,615	[1]	AutoZone, Inc.	3,938,743
42,108		Block (H&R), Inc.	1,641,370
104,418	[1]	Bright Horizons Family Solutions, Inc.	8,017,214
4,104	[1]	Chipotle Mexican Grill, Inc.	6,756,744
73,221		eBay, Inc.	3,624,440
6,930	[1]	Etsy, Inc.	953,429
129,460	[1]	Expedia Group, Inc.	14,797,278
2,437		Genuine Parts Co.	408,977
2,536	[1]	Las Vegas Sands Corp.	149,624
13,183	[1]	Lululemon Athletica, Inc.	4,045,599
186,666	[2]	Nordstrom, Inc.	3,647,454
6,973	[1]	O’Reilly Automotive, Inc.	5,525,057
25,466		Tractor Supply Co.	5,805,993
24,045	[1]	Ulta Beauty, Inc.	12,358,168
22,309		V.F. Corp.	690,240
2,127		Williams-Sonoma, Inc.	287,017
66,218	[1]	YETI Holdings, Inc.	2,963,918
		TOTAL	75,611,265
		Consumer Staples—3.9%
83,874		Albertsons Cos., Inc.	1,778,129
10,903	[1]	BJ’s Wholesale Club Holdings, Inc.	790,140
41,986		Hershey Foods Corp.	9,430,056
72,382		Lamb Weston Holdings, Inc.	7,230,238
		TOTAL	19,228,563
		Energy—4.9%
45,857		Cheniere Energy, Inc.	7,006,491
61,909		Diamondback Energy, Inc.	9,046,143
127,576		Halliburton Co.	5,258,683
16,501		Ovintiv, Inc.	812,344
8,835		Range Resources Corp.	221,052
27,160		Targa Resources, Inc.	2,037,543
		TOTAL	24,382,256
		Financials—7.0%
6,093		Ameriprise Financial, Inc.	2,133,281
12,572		Gallagher (Arthur J.) & Co.	2,460,592
26,308		LPL Financial Holdings, Inc.	6,238,153
16,956		MarketAxess Holdings, Inc.	6,169,441
282		MSCI, Inc., Class A	149,900
362,003	[1,2]	Rocket Companies, Inc.	3,406,448
92,538		Signature Bank	11,932,775

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
34,622		Tradeweb Markets, Inc.	$ 2,580,724
		TOTAL	35,071,314
		Health Care—15.4%
682,296	[1]	Adaptive Biotechnologies Corp.	6,324,884
17,076		Agilent Technologies, Inc.	2,596,918
25,005	[1]	Align Technology, Inc.	6,744,599
14,587	[1]	Alnylam Pharmaceuticals, Inc.	3,302,497
34,478		AmerisourceBergen Corp.	5,825,403
29,899	[1]	Avantor, Inc.	714,586
12,209	[1]	Charles River Laboratories International, Inc.	2,969,839
10,959	[1]	Dexcom, Inc.	1,173,599
74,011	[1]	Exelixis, Inc.	1,304,074
297	[1]	IDEXX Laboratories, Inc.	142,708
17,988	[1]	Ionis Pharmaceuticals, Inc.	717,182
6,952	[1]	IQVIA Holdings, Inc.	1,594,858
124,424	[1]	Maravai LifeSciences Holdings, Inc.	1,824,056
4,821		McKesson Corp.	1,825,616
3,340	[1]	Mettler-Toledo International, Inc.	5,119,953
30,184	[1]	Molina Healthcare, Inc.	9,412,277
31,074	[1]	Neurocrine Biosciences, Inc.	3,447,039
8,618		ResMed, Inc.	1,968,093
36,368	[1]	Sarepta Therapeutics, Inc.	4,544,909
192,628	[1]	Syneos Health, Inc.	6,919,198
240,633	[1]	Teladoc Health, Inc.	7,074,610
653		Teleflex, Inc.	158,953
3,562	[1]	Veeva Systems, Inc.	607,499
2,387		West Pharmaceutical Services, Inc.	633,987
		TOTAL	76,947,337
		Industrials—15.8%
158,765		Allison Transmission Holdings, Inc.	7,157,126
4,842	[1]	Axon Enterprise, Inc.	946,320
84,676		Booz Allen Hamilton Holding Corp.	8,013,737
7,484		Carlisle Cos., Inc.	1,877,436
11,132		Cintas Corp.	4,939,714
50,426		Fortune Brands Home & Security, Inc.	3,252,981
1,434		IDEX Corp.	343,701
175,078	[1]	Lyft, Inc.	2,845,018
5,624		Quanta Services, Inc.	855,917
85,682		Robert Half International, Inc.	7,193,861
39,782		Trane Technologies PLC	7,125,752
519	[1]	Transdigm Group, Inc.	372,512
227,682	[1]	Trex Co., Inc.	12,003,395
7,724	[1]	United Rentals, Inc.	3,405,898
2,031		Verisk Analytics, Inc.	369,215
10,352		W.W. Grainger, Inc.	6,102,297
95,611	[1]	Willscot Corp.	4,633,309
175,176	[1]	XPO Logistics, Inc.	6,982,515
6,580		Xylem, Inc.	684,386
		TOTAL	79,105,090
		Information Technology—28.0%
12,248	[1]	Ansys, Inc.	3,262,377
150,080	[1,2]	AppLovin Corp.	1,906,016

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
85,791	[1]	Arista Networks, Inc.	$ 10,811,382
53,519	[1]	Cadence Design Systems, Inc.	9,784,879
2,029	[1]	Ceridian HCM Holding, Inc.	146,656
68,802		Cognex Corp.	3,766,221
118,714	[1]	CommScope Holdings Co., Inc.	997,198
100,953		Dell Technologies, Inc.	4,100,711
14,579	[1]	Enphase Energy, Inc.	3,227,499
19,566	[1]	EPAM Systems, Inc.	6,508,630
143,280	[1]	Fortinet, Inc.	7,499,275
8,779	[1]	Gartner, Inc., Class A	2,968,531
84,043	[1,2]	Informatica, Inc.	1,495,965
91,679		Jabil, Inc.	7,208,720
15,968	[1]	Keysight Technologies, Inc.	2,863,861
42,207		Microchip Technology, Inc.	3,276,107
22,589	[1]	NCR Corp.	619,390
4,353		NetApp, Inc.	288,299
60,401	[1]	New Relic, Inc.	3,687,481
91,307	[1]	Nutanix, Inc.	2,544,726
94,031		Paychex, Inc.	10,894,432
2,607	[1]	Paycom Software, Inc.	844,512
338,649		Pegasystems, Inc.	13,166,673
224,935	[1]	Pure Storage, Inc.	6,509,619
1,619	[1]	Splunk, Inc.	155,052
594,539	[1]	StoneCo Ltd.	6,635,055
9,484	[1]	Synopsys, Inc.	3,354,965
45,361	[1]	Teradata Corp.	1,582,192
49,400	[1]	Twilio, Inc.	2,956,096
2,011	[1]	Tyler Technologies, Inc.	649,090
10,447		Vontier Corp.	240,594
124,405		Western Union Co.	1,762,819
193,651	[1]	Zoom Video Communications, Inc.	14,523,825
		TOTAL	140,238,848
		Materials—3.4%
82,815		CF Industries Holdings, Inc.	7,014,430
107,303		Mosaic Co./The	5,315,791
11,333		Scotts Miracle-Gro Co.	818,129
31,656		Steel Dynamics, Inc.	3,818,980
		TOTAL	16,967,330
		Real Estate—1.1%
19,334		Extra Space Storage, Inc.	3,051,485
3,753		SBA Communications, Corp.	1,116,630
35,563	[1]	Zillow Group, Inc.	1,527,787
		TOTAL	5,695,902
		Utilities—0.0%
2,728		National Fuel Gas Co.	158,388
		TOTAL COMMON STOCKS (IDENTIFIED COST $451,540,582)	490,471,780
		INVESTMENT COMPANIES—3.7%
8,534,259		Federated Hermes Government Obligations Fund, Premier Shares, 4.19%[3]	8,534,259

Shares		Value
	INVESTMENT COMPANIES—continued
10,195,742	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.41%[3]	$ 10,195,742
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $18,727,122)	18,730,001
	TOTAL INVESTMENT IN SECURITIES—101.7% (IDENTIFIED COST $470,267,704)	509,201,781
	OTHER ASSETS AND LIABILITIES - NET—(1.7)%[4]	(8,468,230)
	TOTAL NET ASSETS—100%	$500,733,551
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2023, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 10/31/2022	$7,385,401	$8,548,662	$15,934,063
Purchases at Cost	$19,015,769	$18,224,793	$37,240,562
Proceeds from Sales	$(17,866,911)	$(16,582,643)	$(34,449,554)
Change in Unrealized Appreciation/Depreciation	$—	$2,521	$2,521
Net Realized Gain/(Loss)	$—	$2,409	$2,409
Value as of 1/31/2023	$8,534,259	$10,195,742	$18,730,001
Shares Held as of 1/31/2023	8,534,259	10,195,742	18,730,001
Dividend Income	$—	$123,495	$123,495

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of January 31, 2023, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$8,544,289	$8,534,260

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Federated MDTA LLC (the “Adviser”).
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2023, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.